Schedule of Stock Option Activity (Details) - Creek Road Miners Inc [Member] - $ / shares		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options, outstanding at the beginning of the period		7,651,750	789,250
Weighted average exercise price, outstanding at the beginning of the period		$ 2.45	$ 0.32
Number of options, granted			7,300,000
Weighted average exercise price, granted			$ 2.55
Number of options, exercised		(217,500)	(317,500)
Weighted average exercise price, exercised	$ 2.65	$ 0.42	$ 0.29
Number of options, forfeited/cancelled		(7,175,000)	(120,000)
Weighted average exercise price, forfeited/cancelled		$ 2.59	$ 0.30
Number of options, outstanding at the end of the period		259,250	7,651,750
Weighted average exercise price, outstanding at the end of the period		$ 0.25	$ 2.45
Number of options, Exercisable at end of the period		259,250	4,151,750	451,448
Weighted average exercise price, per share		$ 0.25	$ 2.28	$ 0.32